Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-Term Debt

The Company’s long-term debt consists of the following at September 30 (in thousands):

	2012	2011
Term loans	$2,019,125	$1,538,375
Senior Subordinated Notes due 2018	1,600,000	1,600,000

	3,619,125	3,138,375
Less current portion	20,500	15,500

Long-term debt	$3,598,625	$3,122,875

Future Maturities of Long-Term Debt

At September 30, 2012, future maturities of long-term debt are as follows (in thousands):

Years ended September 30,
2013	$20,500
2014	20,500
2015	20,500
2016	20,500
2017	1,937,125
Thereafter	1,600,000

$3,619,125